Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unfunded partnership investment commitment
Other Commitments [Line Items]
Unfunded commitments	$ 1,402	$ 300
Unfunded loan and debt securities commitments
Other Commitments [Line Items]
Unfunded commitments	$ 1,169